Consolidated Statement of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Restatement [abstract]
Dividends declared and paid, per share	$ 0.4	$ 1.7	$ 0.85